ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES.
Schedule of accounts payable and accrued liabilities

	2024	2023

Payroll and social security payable	$182,118	$82,494
Bonus payable	—	18,603
Other payables and accrued liabilities	14,695	872
Total Accounts Payable and Accrued Liabilities	$196,813	$101,969